As filed with the Securities and Exchange Commission on July 12, 2010

File Nos. 333-155395

811-22250

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

Registration Statement Under the Securities Act of 1933	☒

Post-Effective Amendment No. 17	☒
and

Registration Statement Under the Investment Company Act of 1940	☒

Amendment No. 19	☒

PIMCO ETF Trust

(Exact Name of Registrant as Specified in Charter)

840 Newport Center Drive

Newport Beach, California 92660

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including area code:

(866) 746-2606

Brendan C. Fox, Esq. Dechert LLP 1775 I Street, N.W. Washington, D.C. 20006	Brent R. Harris Pacific Investment Management Company LLC 840 Newport Center Drive Newport Beach, California 92660

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

☐ Immediately upon filing pursuant to paragraph (b)	☒ On July 30, 2010 pursuant to paragraph (b)
☐ 60 days after filing pursuant to paragraph (a)(1)	☐ On (date) pursuant to paragraph (a)(1)
☐ 75 days after filing pursuant to paragraph (a)(2)	☐ On (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously-filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 17 to the Registration Statement of PIMCO ETF Trust (the “Trust” or the “Registrant”) incorporates by reference the Prospectuses and Statement of Additional Information that are contained in the Trust’s Post-Effective Amendment No. 13, which was filed with the Securities and Exchange Commission on March 10, 2010. This Post-Effective Amendment No. 17 is filed solely for the purpose of designating July 30, 2010 as the new effective date of Post-Effective Amendment No. 13, the effectiveness of which was previously delayed pursuant to Post-Effective Amendment No. 16 to the Trust’s Registration Statement, as filed June 29, 2010, Post-Effective Amendment No. 15 to the Trust’s Registration Statement, as filed June 22, 2010 and Post-Effective Amendment No. 14 to the Trust’s Registration Statement, as filed May 21, 2010. This Amendment does not affect the currently effective prospectuses and statement of additional information for series and classes of the Trust’s shares not included herein.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 17 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Washington in the District of Columbia on the 12th day of July, 2010.

PIMCO ETF TRUST
(Registrant)

By:
Brent R. Harris**
President

*By:	/s/ BRENDAN C. FOX
Brendan C. Fox
as attorney-in-fact

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

	Trustee	July 12, 2010
Brent R. Harris*

	Trustee	July 12, 2010
William J. Popejoy*

	Trustee	July 12, 2010
Vern O. Curtis*

	Trustee	July 12, 2010
E. Philip Cannon*

	Trustee	July 12, 2010
J. Michael Hagan*

	Trustee	July 12, 2010
Douglas M. Hodge***

	Trustee	July 12, 2010
Ronald C. Parker****

	President	July 12, 2010
Brent R. Harris**	(Principal Executive Officer)

	Treasurer	July 12, 2010
John P. Hardaway*	(Principal Financial and Accounting Officer)

*By:	/s/ BRENDAN C. FOX
Brendan C. Fox
as attorney-in-fact

*	Pursuant to power of attorney filed with Pre-Effective Amendment No. 1 to Registration Statement No. 333-155395 on May 5, 2009.
**	Pursuant to power of attorney filed with Pre-Effective Amendment No. 1 to Registration Statement No. 333-155395 on May 5, 2009.
***	Pursuant to power of attorney filed with Post-Effective Amendment No. 13 to Registration Statement No. 333-155395 on March 10, 2010.
****	Pursuant to power of attorney filed with Post-Effective Amendment No. 4 to Registration Statement No. 333-155395 on August 17, 2009.